Annual Report


                                       MDL
                               Broad Market Fixed
                                   Income Fund

                                       MDL
                                Large Cap Growth
                                   Equity Fund


                               [MDL Logo Omitted]





                                October 31, 1998

LETTER TO SHAREHOLDERS                                          OCTOBER 31, 1998


Dear Shareholder:

Thank you again for selecting the MDL Funds as part of your investment portfolio. We look forward to continuing to provide you with the type of investment management services you have told us you deserve over the years. Just as your requests caused us to introduce the MDL Funds, your support causes us to successfully complete another year.

A summary of our economic outlook and a glimpse of our investment process is in your enclosed annual report. Undoubtedly the last twelve months were challenging for all investors, we confidently believe we're once again ready to successfully meet what the future holds.

Best wishes to you and your loved ones in the coming year.

Thank You,

/S/Signature                                         /S/Signature

Mark D. Lay                                          Steven L. Sanders
CEO                                                  President

MANAGER'S DISCUSSION OF FUND PERFORMANCE         THE ADVISORS' INNER CIRCLE FUND
October 31, 1998

ECONOMIC ANALYSIS AND OUTLOOK

Over the last twelve months, we have witnessed a countless number of events which surprisingly failed to shake investor confidence or weaken financial markets. Neither the global economic crises in Asia, Russia, Latin America, nor our domestic issues were able to derail our Goldilocks economy.

Led by consumer spending, the U.S. economy grew at 3.9% during the 3rd quarter of 1998. Recent data points to not only conflicting views of the economy, but also seemingly incongruous events -- rising wages but declining commodity prices, slowing earnings growth but rising stock prices, low unemployment but a leveling off of wage growth.

Given these events, our analysis indicates that the main drivers of this eight year expansion are still intact.
         Low unemployment
         Decent wage growth
         High consumer confidence
         Accelerating productivity gains
         Low inflation
         Low interest rates

Unless one or more of these factors changes in a meaningful way, we believe it all adds up to a moderately growing economy (2% - 3% on average), and relatively low inflation (1.5% - 2% on average). The odds of either an economic recession or boom, seem therefore, to be rather low over the next several quarters.

AN INSIDE VIEW OF MDL'S APPROACH TO MANAGING BONDS AND STOCKS

Like all successful money managers, our investment philosophy and methodology remain the same during all phases of an economic cycle. Yet, our portfolio strategies remain flexible to take advantage of the benefits of an ever-evolving global economy.

The hallmark of our investment process begins with our Investment Policy Committee. The Committee is composed of six investment professionals with over 60 years of combined investment experience and meets bi-monthly to review developments in the economy and securities markets. The Committee then develops the strategic direction for each of the mutual funds.

Using the economic analyses supplied by these professionals and the parameters determined by the Committee, each Fund's portfolio manager then uses additional variables to implement a strategy to manage each Fund.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MDL BROAD
        MARKET FIXED INCOME FUND, VERSUS THE LEHMAN AGGREGATE BOND INDEX

                                  Total Return 1
                                         Annualized
                               One-Year  Inception
                                Return    to Date
                                 9.10%     9.10%

(LINE CHART OMITTED)
Plot Points are as follows:
          MDL Broad Mkt    Lehman Aggregate
          Fixed Income     Bond Index
10/31/97    10,000          10,000
10/31/98    10,910          10,932

           1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         MDL LARGE CAP GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX

                                  Total Return 1
                                        Annualized
                              One-Year  Inception
                               Return    to Date
                               18.72%    18.72%


(LINE CHART OMITTED)
Plot Points are as follows:
          MDL Large Cap   S&P 500 Composite
          Growth Fund         Index
10/31/97     10,000          10,000
10/31/98     11,872          12,200


       1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 1998


                                     Face         Market
MDL BROAD MARKET                    Amount        Value
FIXED INCOME FUND                    (000)        (000)
---------------------------------------------------------
Corporate Bond (2.1%)
Telephones & Telecommunication (2.1%)
   Pacific Bell
        6.875%, 08/15/06               $105     $   114
                                                -------
Total Corporate Bond
   (Cost $111)                                      114
                                                -------
U.S. Government Agency Obligation (11.2%)
   Fannie Mae
        5.100%, 09/25/00                600         605
                                                -------
Total U.S. Government Agency Obligation
   (Cost $604)                                      605
                                                -------
U.S. Treasury Obligations (74.8%)
   U.S. Treasury Bonds
        6.125%, 11/15/27              1,025       1,156
   U.S. Treasury Notes
        6.000%, 08/15/00                 35          36
        7.750%, 02/15/01                268         288
        6.375%, 08/15/02                545         582
        6.250%, 02/15/03                385         413
        7.250%, 05/15/04                440         500
        6.500%, 05/15/05                335         373
        6.625%, 05/15/07                475         539
        5.625%, 05/15/08                150         161
                                                -------
Total U.S. Treasury Obligations
   (Cost $3,917)                                  4,048
                                                -------
Mortgage Related (6.6%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 63          62
   GNMA
        6.500%, 12/15/27                 45          45
   GNMA
        6.500%, 04/15/26                171         173
   GNMA
        6.500%, 06/15/28                 77          78
                                                -------
Total Mortgage Related
   (Cost $355)                                      358
                                                -------


                                     Face         Market
                                    Amount        Value
                                     (000)        (000)
---------------------------------------------------------
Repurchase Agreement (5.5%)
   Morgan Stanley
     4.750%, dated 10/30/98,
     matures 11/02/98, repurchase
     price $298,252 (collateralized by
     U.S. Treasury Bill, 01/07/99,
     market value $305,647)            $298     $   298
                                                -------
Total Repurchase Agreement
   (Cost $298)                                      298
                                                -------
Total Investments (100.2%)
   (Cost $5,286)                                  5,423
                                                -------
Other Assets and Liabilities, Net (-0.2%)           (12)
                                                -------
Net Assets:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 516,375
     outstanding shares of
     beneficial interest                          5,262
   Accumulated net realized gain
     on investments                                  12
   Net unrealized appreciation
     on investments                                 137
                                                -------
Total Net Assets (100.0%)                        $5,411
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.48
                                                =======
Cl -- Class
CMO -- Collateralized Mortgage Obligation
GNMA -- Government National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corporation
Ser -- Series



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October  31, 1998

                                                 Market
MDL LARGE CAP                                    Value
GROWTH FUND                          Shares       (000)
---------------------------------------------------------
Common Stock (96.3%)
Air Transportation (2.0%)
   AMR*                               1,790     $   120
                                                -------
Aircraft (1.4%)
   General Dynamics                   1,421          84
                                                -------
Automotive (1.9%)
   Ford Motor                         1,172          64
   Navistar International*            2,455          51
                                                -------
                                                    115
                                                -------
Banks (10.2%)
   Bank of New York                   5,054         160
   BankAmerica                        1,530          88
   BankBoston                         2,595          96
   Mellon Bank                        2,545         153
   Northern Trust                     1,523         112
                                                -------
                                                    609
                                                -------
Broadcasting, Newspapers & Advertising (1.2%)
   Omnicom Group                      1,380          68
                                                -------
Building & Construction (0.9%)
   Centex                             1,625          54
                                                -------
Chemicals (1.3%)
   B.F. Goodrich                      2,200          79
                                                -------
Communications Equipment (5.0%)
   Lucent Technologies                1,735         139
   Tellabs*                           2,950         162
                                                -------
                                                    301
                                                -------
Computers & Services (6.0%)
   Microsoft*                         1,189         126
   Oracle Systems*                    2,500          74
   Unisys*                            6,075         162
                                                -------
                                                    362
                                                -------
Drugs (10.2%)
   Amgen*                             2,025         159
   Eli Lilly                          2,185         177
   Schering-Plough                    1,108         114
   Warner Lambert                     2,080         163
                                                -------
                                                    613
                                                -------
Electrical Services (4.6%)
   FPL Group                          2,244         140
   General Electric                   1,565         137
                                                -------
                                                    277
                                                -------



                                                 Market
                                                  Value
                                     Shares       (000)
---------------------------------------------------------
Financial Services (3.5%)
   Fannie Mae                         2,950     $   209
                                                -------
Food, Beverage & Tobacco (4.1%)
   PepsiCo                            2,825          95
   Sara Lee                           2,546         152
                                                -------
                                                    247
                                                -------
Household Products (3.7%)
   Clorox                             1,400         153
   Maytag                             1,370          68
                                                -------
                                                    221
                                                -------
Insurance (3.6%)
   Allstate                           3,659         158
   Cigna                                800          58
                                                -------
                                                    216
                                                -------
Machinery (4.8%)
   Aeroquip-Vickers                   2,430          77
   Baker Hughes                       2,073          46
   Ingersoll-Rand                     1,509          76
   United Technologies                  925          88
                                                -------
                                                    287
                                                -------
Manufacturing (1.2%)
   Tyco International                 1,124          70
                                                -------
Marine Transportation (1.0%)
   Carnival                           1,795          58
                                                -------
Medical Products & Services (1.7%)
   Guidant                            1,296          99
                                                -------
Miscellaneous Business Services (0.4%)
   Cendant*                           2,055          24
                                                -------
Petroleum & Fuel Products (1.6%)
   Phillips Petroleum                 2,274          98
                                                -------
Petroleum Refining (4.2%)
   Ashland                            2,060          99
   Exxon                                800          57
   Sun                                2,805          96
                                                -------
                                                    252
                                                -------
Precious Metals (1.4%)
   Placer Dome Group                  5,300          84
                                                -------
Printing & Publishing (2.2%)
   Times Mirror, Cl A                 2,320         129
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October  31, 1998

                                                  Market
MDL LARGE CAP                                     Value
GROWTH FUND (continued)              Shares       (000)
---------------------------------------------------------
Retail (9.1%)
   Costco*                            1,223     $    69
   Federated Department Stores*       2,009          77
   Home Depot                         3,284         143
   May Department Stores              1,480          90
   Wal-Mart Stores                    2,385         164
                                                -------
                                                    543
                                                -------
Telephones & Telecommunication (9.1%)
   AirTouch Communications*           2,393         134
   Bell Atlantic                      1,510          80
   BellSouth                          2,622         209
   SBC Communications                 2,665         123
                                                -------
                                                    546
                                                -------
Total Common Stock
   (Cost $5,209)                                  5,765
                                                -------
Repurchase Agreement (2.5%)
   Morgan Stanley
     4.750%, dated 10/30/98,
     matures 11/02/98, repurchase
     price $149,565 (collateralized by
     U.S. Treasury Bill, 01/07/99,
     market value $153,273)             150         150
                                                -------
Total Repurchase Agreement
   (Cost $150)                                      150
                                                -------
Total Investments (98.8%)
   (Cost $5,359)                                  5,915
                                                -------
Other Assets and Liabilities, Net (1.2%)             73
                                                -------


                                                  Market
                                                  Value
                                                  (000)
---------------------------------------------------------
Net Assets:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 505,696
     outstanding shares of
     beneficial interest                         $5,438
   Undistributed net investment income                3
   Accumulated net realized loss
     on investments                                  (8)
   Net unrealized appreciation
     on investments                                 556
                                                -------
Total Net Assets (100.0%)                        $5,989
                                                =======
   Net Asset Value, Offering
     and Redemption Price
     Per Share                                   $11.84
                                                =======
*Non-income producing security
Cl -- Class

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                                                     THE ADVISORS' INNER CIRCLE FUND


                                                                                        MDL BROAD       MDL LARGE
                                                                                      MARKET FIXED     CAP GROWTH
                                                                                     INCOME FUND(1)      FUND(1)
                                                                                       11/01/97 to     11/01/97 to
                                                                                        10/31/98        10/31/98
                                                                                          (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................................................          $  --         $  18
   Interest ......................................................................             83             3
---------------------------------------------------------------------------------------------------------------------------
    Total Investment Income.......................................................             83            21
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................................              7            10
   Investment Advisory Fee Waiver ................................................             (7)          (10)
   Reimbursements by Advisor .....................................................           (156)         (141)
   Administrative Fees ...........................................................             80            80
   Custodian Fees ................................................................              2             2
   Professional Fees .............................................................             24            19
   Transfer Agent Fees ...........................................................             22            17
   Printing Fees .................................................................              3             2
   Trustee Fees ..................................................................              5             5
   Registration Fees .............................................................             27            25
   Insurance and Other Fees .......................................................            --            --
   Organizational Costs ..........................................................              7             7
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses, Net ...........................................................             14            16
---------------------------------------------------------------------------------------------------------------------------
       Net Investment Income .....................................................             69             5
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain/(Loss) from Securities Sold .................................             12            (8)
   Net Unrealized Appreciation of Investment Securities ..........................            137           556
---------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .............................            149           548
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ..........................           $218          $553
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) MDL Broad Market Fixed Income Fund commenced operations on October 31, 1997. MDL Large Cap Growth Fund commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                                          THE ADVISORS' INNER CIRCLE FUND


                                                                                MDL BROAD           MDL LARGE
                                                                              MARKET FIXED         CAP GROWTH
                                                                             INCOME FUND(1)          FUND(1)
                                                                             --------------        ----------
                                                                                11/01/97            11/01/97
                                                                                10/31/98            10/31/98
                                                                                  (000)               (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..........................................               $   69             $     5
   Net Realized Gain/(Loss) from Securities Sold ...................                  12                  (8)
   Net Unrealized Appreciation/(Depreciation) of Investment Securities               137                 556
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations..........                  218                 553
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................                  (69)                 (2)
   Realized Capital Gains .........................................                   --                  --
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions...........................................                  (69)                 (2)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ..................................................                5,383               5,464
   Shares Issued in Lieu of Cash Distributions ....................                   50                   2
   Shares Redeemed ................................................                 (171)                (28)
---------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived From Capital Share Transactions                5,262               5,438
---------------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...............................                5,411               5,989
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................                   --                  --
---------------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................                5,411               5,989
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................                  528                 508
   Issued in Lieu of Cash Distributions ...........................                    5                  --
   Redeemed .......................................................                  (17)                 (2)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions .............................               $  516             $   506
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) MDL Broad Market Fixed Income Fund commenced operations on October 31, 1997. MDL Large Cap Growth Fund commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                        THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For the Year Ended October 31,


                                                                                                                   Ratio
          Net               Realized and                                 Net                                      of Net
         Asset               Unrealized  Distributions Distributions    Asset              Net       Ratio      Investment
         Value      Net       Gains or     from Net        From         Value            Assets    of Expenses    Income
       Beginning Investment (Losses) on   Investment      Capital        End    Total      End     to Average   to Average
       of Period   Income    Securities     Income         Gains      of Period Return  of Period  Net Assets   Net Assets
       --------- ---------- ------------ ------------- -------------  --------- ------  ---------  ----------   ----------
----------------------------------
MDL Broad Market Fixed Income Fund
----------------------------------
1998(1) $10.00     0.41         0.48        (0.41)         --           $10.48  9.10%    $5,411       0.90%*      4.38%*
-------------------------
MDL Large Cap Growth Fund
-------------------------
1998(1) $10.00     0.04         1.83        (0.03)         --           $11.84 18.72%    $5,989       1.26%*      0.41%*

                              Ratio
          Ratio               of Net
       of Expenses          Investment
        to Average          Income to
        Net Assets         Average Net
        (Excluding      Assets (Excluding  Portfolio
        Waivers and        Waivers and      Turnover
       Reimbursements)   Reimbursements)      Rate
       ---------------  -----------------  ----------
----------------------------------
MDL Broad Market Fixed Income Fund
----------------------------------
1998(1)  11.24%*            (5.96)%*         72.82%
-------------------------
MDL Large Cap Growth Fund
-------------------------
1998(1)  12.88%*           (11.21)%*        127.68%


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1998


1.  ORGANIZATION:
The Advisors' Inner Circle fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eight portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. The MDL Large Cap Growth Fund declares dividends from net investment income quarterly and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1998


Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co.
(the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average net assets; and .10% on average net assets over $100 million of the Fund's average daily net assets, which would increase by $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated October 31, 1998 under which the Adviser receives an annual fee equal to .45% and .74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income and MDL Large Cap Growth Funds to an annual rate of not more than .90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1998


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1998 are as follows:
                             MDL BROAD       MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND         FUND
                          -------------     ----------
Purchases
     Government              $5,983          $    --
     Other                      111            6,893
Sales
     Government              $1,108          $    --
     Other                       --            1,675

At October 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1998, are as follows:

                             MDL BROAD       MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND         FUND
                          -------------     ----------
Aggregate gross
     unrealized
     appreciation          $    137          $ 665
Aggregate gross
     unrealized
     depreciation                --           (109)
                           --------          -----
Net unrealized
     appreciation/
     (depreciation)        $    137          $ 556
                           ========          =====

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of MDL Broad Market Fixed Income and
MDL Large Cap Growth Equity Funds of
Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of the MDL Broad Market Fixed Income Fund and MDL Large Cap Growth Equity Fund (the "Funds"), two of the funds constituting Advisors' Inner Circle Fund, as of October 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MDL Broad Market Fixed Income Fund and MDL Large Cap Growth Equity Fund of Advisors' Inner Circle Fund as of October 31, 1998, and the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 18, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (unaudited)

For shareholders that do not have a October 31, 1998 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 1998, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended October 31, 1998, each portfolio is designating the following items with regard to distributions paid during the year.

                                         Long Term           Mid Term
                                        (20% Rate)          (28% Rate)          Ordinary
                                       Capital Gain        Capital Gain          Income
           Portfolio                   Distributions       Distributions      Distributions
           ---------                   ---------------     -------------      -------------
MDL Large Cap Growth Fund                   0%                   0%               100%
MDL Broad Market Fixed Income Fund          0%                   0%               100%

                                        Tax Exempt             Total           Qualifying
           Portfolio                     Interest          Distributions      Dividends (1)
           ---------                    --------------     -------------      -------------
MDL Large Cap Growth Fund                   0%                 100%              76.10%
MDL Broad Market Fixed Income Fund          0%                 100%                  0%

-----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

     Trust:
     The Advisor's Inner Circle Fund

     MDL Funds:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     Adviser:
     MDL Capital Management, Inc.

     Distributor:
     SEI Investments Distribution Co.

     Administrator:
     SEI Investments Mutual Funds Services

     Legal Counsel:
     Morgan, Lewis & Bockius LLP

     Independent Public Accountants:
     Arthur Andersen LLP

     For information call: 1-800-932-7781












     MDL-F-004-01000